Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Income (loss) recorded in The Netherlands	(10)	(18)	(9)
Income (loss) from foreign operations	211	107	115

Income (loss) before income tax benefit (expense)	201	89	106

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
The Netherlands Taxes – current	(2)	5	—
Foreign taxes – current	(69)	(43)	(50)

Total current taxes	(71)	(38)	(50)

The Netherlands Taxes – deferred	—	—	—
Foreign taxes – deferred	40	59	73

Total deferred taxes	40	59	73

Income tax benefit (expense)	(31)	21	23

Effective tax rate	15%	-24%	-21%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2016, 2015 and 2014, and the effective income tax rate are the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014

Income tax benefit (expense) computed at statutory rate	(51)	(23)	(26)
Non-deductible and non-taxable permanent differences, net	5	(18)	8
Income (loss) on equity-method investments	2	—	(11)
Valuation allowance adjustments	10	1	26
Current year credits	34	44	53
Other tax and credits	(34)	(13)	8
Benefits from tax holidays	49	42	65
Net impact of changes to uncertain tax positions	(22)	8	(92)
Earnings of subsidiaries taxed at different rates	(24)	(20)	(8)

Income tax benefit (expense)	(31)	21	23

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2016	December 31, 2015
Tax loss carryforwards and investment credits	804	827
Less unrecognized tax benefit	(195)	(180)

Tax loss carryforwards net of unrecognized tax benefit	609	647
Inventory valuation	29	22
Impairment and restructuring charges	20	15
Fixed asset depreciation in arrears	34	44
Capitalized development costs	91	80
Receivables for government funding	7	5
Tax credits granted on past capital investments	1,165	1,156
Pension service costs	68	73
Commercial accruals	19	21
Other temporary differences	92	86

Total deferred tax assets	2,134	2,149
Valuation allowances	(1,577)	(1,585)

Deferred tax assets, net	557	564

Accelerated fixed asset depreciation	(10)	(16)
Acquired intangible assets	(8)	(11)
Advances of government funding	(16)	(16)
Other temporary differences	—	(8)

Deferred tax liabilities	(34)	(51)

Net deferred income tax asset	523	513

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2016, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2017, as follows:

Year
2017	16
2018	89
2019	80
2020	16
2021	3
Thereafter	600

Total	804

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2016, 2015 and 2014 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2016	December 31, 2015	December 31, 2014
Balance at beginning of year	226	313	255
Additions based on tax positions related to the current year	34	38	51
Additions for tax positions of prior years	1	—	43
Reduction for tax positions of prior years	(13)	(48)	(2)
Settlements	—	(48)
Prepayment	—	(3)	(5)
Reductions due to lapse of statute of limitations	(4)	(1)	—
Foreign currency translation	(6)	(25)	(29)

Balance at end of year	238	226	313